Bank Loan - Schedule of Carrying Amount of Bank Loan (Details) - Bank Loan [Member]	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Bank loan
Current portion	RM 33,637	$ 8,293	RM 32,369	RM 30,626
Non-current portion	292,345	72,077	326,346	357,487
Total bank loan	RM 325,982	$ 80,370	RM 358,715	RM 388,113